Total Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 49,747,081	$ 79,529,412
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 49,747,081	$ 79,529,412